Legal Claims - Additional Information (Detail) - BRL (R$) R$ in Thousands	3 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 01, 2025	Oct. 06, 2025	Jun. 30, 2025	Dec. 31, 2024
Legal Claims [Line Items]
Judicial deposits		R$ 43,999		R$ 43,737		R$ 0
Provision for contingencies		44,446				0
Legal claim collection of open debts		20,515				20,329
Loss on legal advisors	R$ 275
Outstanding liabilities on social security contribution					R$ 974
Percentage of proceeding concerning social security contributions					R$ 75
Labor [member]
Legal Claims [Line Items]
Provision for contingencies		275	R$ 43,980			0
Tax [member]
Legal Claims [Line Items]
Provision for contingencies		44,171				R$ 0
Contingent Liability		R$ 44,171